Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Summary of Trade and Other Payables
	As of December 31,
	2021	2020
	US$’000	US$’000
Trade payables	32,428	17,358
Other payables	12,356	10,012
	44,784	27,370